Tax (Details) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Tax [Line Items]
Taxes payable (in Brazil Real)		R$ 20,491
Guiabolso [Member]
Tax [Line Items]
Income tax rate	34.00%
Crednovo [Member]
Tax [Line Items]
Income tax rate	40.00%
Brazil [Member]
Tax [Line Items]
Income tax rate	25.00%
Financial Entities [Member]
Tax [Line Items]
Income tax rate	20.00%
Non-Financial Entities [Member]
Tax [Line Items]
Income tax rate	9.00%